Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2035 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 666
3 Years	860
5 Years	1,070
10 Years	1,674
Fidelity Advisor Freedom 2035 Fund - Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	1,810
Fidelity Advisor Freedom 2035 Fund - Class M
Expense Example, No Redemption:
1 Year	468
3 Years	718
5 Years	987
10 Years	1,754
Fidelity Advisor Freedom 2035 Fund - Class I
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	871
Fidelity Advisor Freedom 2035 Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750